Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager (see Note 1) which is controlled by members of the Pittas family, whereby the Manager provides technical and commercial vessel management for a fixed daily management fee (see below), under the Company’s Master Management Agreement. An additional fixed management fee (see below) is paid to the Manager for the provision of management executive services.

The Company’s Master Management Agreement (“MMA”) with Eurobulk provides for an annual adjustment of the daily vessel management fee due to inflation to take effect January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMA, as periodically amended and restated, will automatically be extended after the initial five-year period for an additional five-year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the MMA, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA provided for a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas-owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager was greater than 20 (“volume discount”). The daily vessel management fee was set at Euro 685 per day per vessel in operation and 342.5 Euros per day per vessel in lay-up after the 5% discount. The MMA was further renewed on January 1, 2018 for an additional five-year term until January 1, 2023 with the 5% volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro 685 for the years ended December 31, 2020 and 2021. From January 1, 2022, the vessel fixed management fee was adjusted for inflation at Euro 720 (approximately $770, using the exchange rate as of December 31, 2022, which was $1.07 per euro) per day per vessel in operation and Euro 360 (approximately $385, using the exchange rate as of December 31, 2022, which was $1.07 per euro) per day per vessel in lay-up. From January 1, 2023, the vessel fixed management fee was adjusted for inflation at Euro 775 (approximately $829, using the exchange rate as of December 31, 2022, which was $1.07 per euro) per day per vessel in operation and Euro 387.5 (approximately $415, using the exchange rate as of December 31, 2022, which was $1.07 per euro) per day per vessel in lay-up.

Vessel management fees paid to the Manager amounted to $5,293,199, $4,294,789 and $4,920,063 in 2020, 2021 and 2022, respectively, and are recorded under “Related party management fees” in the consolidated statements of operations.

In addition to the vessel management services, the Manager provides executive services to the Company. The amount of executive compensation was set at $2,000,000 for each of the years ended December 31, 2020, 2021 and 2022. The Company incurred costs of $2,000,000, $2,460,000 and $2,420,000 in 2020, 2021 and 2022, respectively, which are recorded in “General and administrative expenses” in the consolidated statements of operations. The amount of fixed costs reported for the years ended December 31, 2021 and 2022, include an amount of $460,000 and $420,000, respectively, paid as a special bonus to the Manager’s employees and consultants. The executive management fee will be adjusted annually for Eurozone inflation every January 1. For the year 2023 the amount for the executive compensation, before bonuses, was increased to $2,150,000 to account for inflation.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of December 31, 2021, the amount due to related company was $309,970. As of December 31, 2022, the amount due from related company was $32,146. Based on the MMA between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of each quarter to the Manager.

On  September 30, 2019, the Company reached an agreement with a related party, Colby Trading Ltd. (“Colby”), a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a $2.5 million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. The interest rate applied was 8% per annum. Interest on the loan was payable quarterly. The Company paid $160,035 on interest for the year ended  December 31, 2020. Within the second quarter of 2020 the Company repaid $625,000 of the above loan. In  November 2020, the outstanding amount of the loan was converted into Company’s common shares. For further details refer to Note 18.

On  November 1, 2019, the Company entered into a second agreement with Colby Trading Ltd., to draw another $2.5 million loan to finance working capital needs. The interest rate applied was 8% per annum. Interest on the loan was payable quarterly. The Company paid $201,248 and $50,000 on interest for this loan for the years ended  December 31, 2020 and 2021, respectively. The loan was repaid in  March 2021.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. Commissions to Eurochart for vessel sales were $153,750, nil and nil in 2020, 2021 and 2022, respectively, recorded in “Net gain / (loss) on sale of vessels” in the consolidated statements of operations. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for the acquisitions the Company makes using Eurochart’s services. For the acquisition of M/V “Marcos V” the Company also paid Eurochart a commission of $0.4 million, equaling to 1% of the purchase price of the vessel. In October 2021, the Company withheld the amount of $255,000 from the sellers of the M/V “Jonathan P”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessel. In May and June 2022, the Company withheld the amount of $175,000 and $175,000, respectively, from the sellers of M/V “Emmanuel P” and M/V “Rena P”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the two vessels. Commissions to Eurochart for chartering services were $504,892, $1,075,274 and $2,370,381 in 2020, 2021 and 2022, respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $100,837 and $203,678 in 2020, $77,896 and $155,739 in 2021, and $118,614 and $235,228 in 2022, respectively. These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.